EQUITY (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Common stock
Other Comprehensive Income Noncontrolling Interest Foreign Currency Translation Adjustments	$ 70
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Currency translation adjustment, net of tax	(2,373)	$ (2,769)
Unrealized gain (loss) from available-for-sale securities, net of tax	47	(7)
Unrealized loss from cash flow hedge	(294)	(302)
Accumulated Other Comprehensive Income Loss Other Adjustments	(94)	(81)
Comprehensive income attributable to Teva	$ (2,714)	$ (3,159)